Deferred Share Units (Details Narrative) - Deferred Share Units [Member]	Aug. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	10,279
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	721